Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Goodwill impairment provision	¥ 0	¥ 403,076	¥ 354,039
Goodwill	943,100	913,500	910,600
Skincare Brands
Goodwill [Line Items]
Goodwill impairment provision		397,810
Eve Lom | Skincare Brands
Goodwill [Line Items]
Goodwill impairment provision		397,800	¥ 354,000
DR.WU | Skincare Brands
Goodwill [Line Items]
Goodwill	¥ 134,433	¥ 134,433